Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Stock-based compensation	$ 5,637	$ 1,121	$ 18,588	$ 4,224	$ 2,954	$ 545	$ 127
Subscription
Stock-based compensation	674	225	2,514	524	548	48	6
Professional services and other
Stock-based compensation	193	37	964	151	117	28	11
Sales and Marketing
Stock-based compensation	2,010	431	6,852	1,373	1,004	277	45
Research And Development
Stock-based compensation	704	207	4,121	524	468	90	50
General and Administrative Expense
Stock-based compensation	$ 2,056	$ 221	$ 4,137	$ 1,652	$ 817	$ 102	$ 15